Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended		37 Months Ended	46 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Cash flows from operating activities:
Net loss	$ (3,437,056)	$ (1,521,709)	$ (2,362,922)	$ (300,542)	$ (2,706,124)	$ (6,144,675)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	280,451	24,369	40,647	3,094	43,741	324,192
Accretion of debt discount	48,812		16,351		16,351	65,163
Shares issuable for services rendered	88,310					88,310
Changes in operating assets and liabilities:
Accounts Receivable
Other current assets	(15,373)	(46,827)	(54,027)	(5,000)	(59,027)	(74,400)
Accounts payable	(57,287)	74,151	200,246		200,246	142,959
Accounts payable - related party	27,073					27,073
Bank overdraft	(37,616)		37,616		37,616
Accrued liabilities	130,376	225,649	181,547	7,903	189,450	319,826
Related party advance	26,603		100,000		100,000	126,603
Net cash used in operating activities	(2,945,707)	(1,244,367)	(1,840,542)	(294,545)	(2,179,242)	(5,124,949)
Cash flows from investing activities:
Purchases of intangibles		(50,000)	(50,000)		(50,000)	(50,000)
Purchases of property and equipment	(216,863)	(140,538)	(167,738)	(28,000)	(195,738)	(412,601)
Net cash used in investing activities	(216,863)	(190,538)	(217,738)	(28,000)	(245,738)	(462,601)
Cash flows from financing activities
Proceeds from stock subscriptions	1,407,296	903,000	1,467,800		1,467,800	2,875,096
Proceeds from notes payable	1,030,000	523,000	523,000	360,000	883,000	1,913,000
Principal repayments on notes payable	(31,000)	(12,000)	(32,000)		(32,000)	(63,000)
Proceeds from financing agreement	500,000					500,000
Proceeds from shares issuable in exchange for assets acquired	500,000					500,000
Advances from Company officers			159,250		159,250	159,250
Repayments to Company officers on advances			(159,250)		(159,250)	(159,250)
Capital withdrawals					(3,000)	(3,000)
Capital contributions				62,835	111,059	111,059
Net cash provided by financing activities	3,406,296	1,414,000	1,958,800	422,835	2,426,859	5,833,155
Increase (Decrease) in cash	243,726	(20,905)	(99,480)	100,290	1,879	245,605
Cash, beginning of period	1,879	101,359	101,359	1,069
Cash, end of period	245,605	80,454	1,879	101,359	1,879	245,605
Supplemental cash flow information
Shares issuable in exchange for assets acquired	4,402,417					4,402,417
Extinguishment of related party payable			91,761		91,761	91,761
Debt extinguished with issuance of company stock		110,000	110,000		110,000	110,000
Recognition of contingent beneficial conversion feature and warrants	538,871					564,436
Fair value of warrants granted and recorded as debt discount			25,565		25,565
Extinguishment of related party payable with stock subscription			$ 97,693		$ 97,693	$ 97,693